Shareholders’ Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity (Details) [Line Items]
Common stock, description	●75,000 shares of common stock to consultants for services rendered valued at $22,500. The fair value was determined based on the Company’s stock price on the grant date.
Prepaid expense		$ 40,026
Shares of common stock issued (in Shares)		250,000
Cash proceeds		$ 100,000
Shares issued for convertible notes (in Shares)			3,192,466
Convertible notes			$ 500,000
Accrued interest			$ 32,812
Common stock per share (in Dollars per share)	$ 0.3	$ 0.36
Warrants exercise price Increase (in Dollars per share)	0.36	1.5
Warrant exercise price decrease (in Dollars per share)	$ 0.3	$ 0.36
Exercise price	$ 9,950	$ 52,861
Grapheton [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock issued (in Shares)		1,121,071	858,896
Investment value		$ 633,405	$ 601,227
Consultants [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock issued for services, shares (in Shares)		1,252,300	1,606,111
Common stock issued for services		$ 737,388	$ 1,005,656